Document and Entity Information	May 05, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	General Mills, Inc.
Amendment Flag	true
Amendment Description	On May 6, 2021, General Mills, Inc. filed a Form 8-K to announce restructuring actions designed to better align its organizational structure and resources with its strategic initiatives. We are filing this amended report on Form 8-K/A to update our disclosure concerning costs associated with those restructuring actions. We now expect to incur charges of approximately $160 million in fiscal 2021, primarily reflecting severance expenses. We expect these actions to be completed by the end of fiscal 2023 with a total cost of approximately $170 million to $220 million, of which approximately $130 million to $180 million will be cash.
Entity Central Index Key	0000040704
Document Type	8-K/A
Document Period End Date	May 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-01185
Entity Tax Identification Number	41-0274440
Entity Address, Address Line One	Number One General Mills Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55426
City Area Code	(763)
Local Phone Number	764-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	GIS
Security Exchange Name	NYSE
One Point Zero Zero Zero Percent Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2023
Trading Symbol	GIS23A
Security Exchange Name	NYSE
Zero Point Four Five Zero Percent Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2026
Trading Symbol	GIS26
Security Exchange Name	NYSE
One Point Five Zero Zero Percent Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2027
Trading Symbol	GIS27
Security Exchange Name	NYSE